POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Principal actuarial assumptions

	2024	2023
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	4.8%	4.6%
Rate of compensation increase	2.0% to 7.5%, based on employee age	2.0% to 7.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	95% of CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	4.6%	5.3%
Rate of compensation increase	2.0% to 7.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

	As at December 31
(In millions of dollars)	2024	2023

Plan assets, at fair value	2,385	2,339
Accrued benefit obligations	(2,197)	(2,260)

Surplus of plan assets over accrued benefit obligations	188	79
Effect of asset ceiling limit	(13)	(3)

Net deferred pension asset	175	76

Consists of:
Deferred pension asset	183	76
Deferred pension liability	(8)	—

Net deferred pension asset	175	76
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2024	2023

Employer contribution	5	19
Employee contribution	25	28

Total contribution	30	47

Disclosure of sensitivity of key assumptions

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2024	2023

Discount rate
Impact of 0.5% increase	(174)	(183)
Impact of 0.5% decrease	197	208

Rate of future compensation increase
Impact of 0.25% increase	12	13
Impact of 0.25% decrease	(12)	(13)

Mortality rate
Impact of 1 year increase	36	38
Impact of 1 year decrease	(40)	(42)

Disclosure of net defined benefit liability (asset)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2024	2023

Plan assets, beginning of year	2,339	2,770
Interest income	110	134
Remeasurements, recognized in other comprehensive income and equity	101	149
Contributions by employees	25	28
Contributions by employer	5	19
Benefits paid	(51)	(89)
Impact of annuitization	(141)	(737)
Impact of Shaw Transaction	—	67
Administrative expenses paid from plan assets	(3)	(2)

Plan assets, end of year	2,385	2,339

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2024	2023

Accrued benefit obligations, beginning of year	2,260	2,430
Current service cost	86	76
Interest cost	102	116
Benefits paid	(51)	(89)
Impact of annuitization	(140)	(736)
Contributions by employees	25	28
Impact of Shaw Transaction	—	55
Remeasurements, recognized in other comprehensive income and equity	(85)	380

Accrued benefit obligations, end of year	2,197	2,260
Below is a summary of our net pension expense. Net interest cost is included in "finance costs"; other pension expenses are included in salaries and benefits expense in "operating costs" on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2024	2023

Plan cost:
Current service cost	86	76
Net interest income	(8)	(18)

Net pension expense	78	58
Administrative expense	3	4

Total pension cost recognized in net income	81	62

Net interest income, a component of the plan cost above, is included in "finance costs" and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2024	2023

Interest income on plan assets	(110)	(134)
Interest cost on plan obligation	102	116

Net interest income, recognized in finance costs	(8)	(18)

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2024	2023

Return on plan assets (excluding interest income)	101	149
Change in financial assumptions	70	(328)
Change in demographic assumptions	—	(8)
Effect of experience adjustments	15	(44)
Change in asset ceiling	(10)	40

Remeasurement gain (loss), recognized in other comprehensive income and equity	176	(191)

PURCHASES OF ANNUITIES
In July 2024 and July 2023, our defined benefit pension plans purchased approximately $147 million and $737 million, respectively, of annuities from insurance companies for substantially all the retired members in the plans at those times. The aggregate premiums for the annuities were funded by selling a corresponding amount of existing assets from the plans. The purchase of the annuities relieves us of primary responsibility for, and eliminates risk associated with, the accrued benefit obligation for the retired members. The annuity purchases required a remeasurement of the pension plan assets and liabilities at the date of purchase. There was no significant impact to net income related to the annuity purchases.
SUPPLEMENTAL DEFINED BENEFIT PLAN DETAILS
We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2024	2023

Accrued benefit obligation, beginning of year	94	83
Pension expense, recognized in employee salaries and benefits expense	4	9
Net interest cost, recognized in finance costs	3	5
Remeasurement (gain) loss, recognized in other comprehensive income	(1)	6
Benefits paid	(7)	(9)

Accrued benefit obligation, end of year	93	94

Disclosure of fair value of plan assets
Plan assets comprise mainly pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2024	2023

Equity securities	1,406	1,371
Debt securities	929	914
Other - cash	50	54

Total fair value of plan assets	2,385	2,339
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2024	2023

Equity securities:
Domestic	12.2%	12.0%	3% to 13%
International	46.7%	46.6%	27% to 37%
Debt securities	39.0%	39.1%	45% to 75%
Other - cash	2.1%	2.3%	0% to 5%

Total	100.0%	100.0%